Discontinued Operations (Details Narrative) $ in Thousands	1 Months Ended	10 Months Ended	12 Months Ended
	Jan. 27, 2021	Nov. 13, 2023	Dec. 31, 2024 USD ($)	Dec. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
The number of Memorandum of Agreement		13
The number of vessels to be sold		13
Repayments of Debt			$ 787,160		$ 70,154	$ 102,125
CMBFL 2020 and ICBCFL | M/V Akadimos, M/V Athos, M/V Aristomenis [Member]
Property, Plant and Equipment [Line Items]
Full repayments of Debt			$ 88,932
C M T C Sellers Credit [Member]
Property, Plant and Equipment [Line Items]
Description of scope	in order to defer $6.0 million of the purchase price of the M/V Long Beach Express, M/V Seattle Express and M/V Fos Express for up to five years from the Vessels’ delivery date
Repayments of Debt				$ 6,000
Hyundai Priviledge And Hyundai Platinum Held For Sale [Member]
Property, Plant and Equipment [Line Items]
Description of vessels' disposal			the Company disposed of ten out of the 13 container carrier vessels agreed to sell. The remaining three container carrier vessels, the M/V Hyundai Privilege that was disposed of in January 2025, the M/V Hyundai Platinum that was disposed of in March 2025 and the M/V Manzanillo Express that was disposed of in October 2025, met the criteria to be classified as vessels held for sale
Other Asset Impairment Charges			$ 0